Related party transactions: (Details) (CWI, USD $) In Thousands, unless otherwise specified	9 Months Ended	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2012	Mar. 31, 2011
Related party transactions
Expenses incurred in transactions with related party	$ 3,084	$ 4,060	$ 4,979
Net amounts due	416	2,127
Trade accounts receivable	416	829
Expenses reimbursed by related party	2,668	3,647	4,979
Variable base rate			Bank of Canada prime corporate paper one-month rate
Loan payable	19,409
Research and development
Related party transactions
Expenses incurred in transactions with related party	148	223	314
General and administrative
Related party transactions
Expenses incurred in transactions with related party	338	1,007	1,164
Sales and marketing
Related party transactions
Expenses incurred in transactions with related party	2,598	2,830	3,501
Interest
Related party transactions
Expenses incurred in transactions with related party	$ 116	$ 114	$ 19